Income Taxes - Income Tax Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 529
Valuation allowance	520	$ 77
Provisional benefit of revaluation of net DTL due to TCJA		$ 1,500
Benefit of revaluation of net DTL due to TCJA	$ 100